Intangible Assets	12 Months Ended
Dec. 31, 2023
IDoc Virtual Telehealth Solutions, Inc.
Intangible Assets

Note 5Intangible Assets

At December 31, 2023 and 2022, intangible assets consist of the following:

	December 31,	December 31,
	2023	2022
Goodwill (Business Combination – Note 3)	$—	$95,076
Customer list, net (Business Combination – Note 3)	—	12,000
Ending balance	$—	$107,076

During the year ending December 31, 2023, the Company determined these assets were impaired due to the operating losses of the acquired company, Encompass Healthcare Billing, LLC. The Company recognized $95,076 of goodwill impairment expenses during the year ended December 31, 2023. No impairment was identified for the years ended December 31, 2022. The customer list is presented at fair value, net of amortization. Amortization is calculated using the straight-line method over the five-year estimated useful life. During the year ended December 31, 2023, the Company recognized $3,000 of amortization expenses, and $9,000 of impairment expenses. The Company recognized $3,000 of amortization expenses during the year ended December 31, 2022.